Reversals (Impairments) of tangible and intangible assets and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Schedule of results of the sensitivity tests expressed in terms of cumulated headroom of the oil&gas CGUs over their corresponding book values under each scenario and potential pre-tax income statement impacts
	2024	2027	2030	2040	2050
Brent $/bbl	73	68	68	58	48
TTF natural gas price $/mmBtu	8.7	9.9	6.8	6.8	6.2

Schedule of sensitivity analysis and the main underlying assumptions of each elaboration
	Value in use of the O&G CGUs Headroom vs Carrying amounts		Possible impairments	Assumption at 2050 in real terms USD 2022
	Tax-deductible CO2 charges	Non tax-deductible CO2 charges	€ billion	Brent price	European gas price	Cost of CO2
Eni's scenario	77%	-		48 $/bbl	6.2 $/mmBTU	CO2 costs projections in the EU/ETS + projections of forestry costs
10% haircut of Eni's prices assumptions	56%	-	(1.0)			CO2 costs projections in the EU/ETS + projections of forestry costs
Eni's scenario with +1% increase in WAAC	67%	-	(0.2)			CO2 costs projections in the EU/ETS + projections of forestry costs
IEA NZE 2050 scenario	28%	23%	(3.2) - (4.3)	25 $/bbl	4.1 $/mmBTU	250-180$ per tonne of CO2 (*)

(*) Range of values depending on advanced or emerging economies with or without net zero commitments. For low-income economies a lower cost is expected.